Basis of Presentation Basis of Presentation (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended			3 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Apr. 28, 2013
Statement of Financial Position [Abstract]
Total assets		$ 38,972,348	$ 12,939,007	$ 11,983,293		$ 12,939,007
Total liabilities and shareholder's deficit		38,972,348	12,939,007	11,983,293		12,939,007
Income Statement [Abstract]
Operating loss	27,783	(7,974)	1,661,651	1,502,307	1,687,638
Benefit from income taxes	61,097	(231,623)	241,598	244,966	370,817
Net loss	(195,571)	(77,021)	1,012,903	923,159	989,510
Hawk Acquisition Sub, Inc. [Member]
Statement of Financial Position [Abstract]
Cash			3,011,750			3,011,750
Other assets			125,231			125,231
Total assets			3,136,981			3,136,981
Notes payable			3,100,000			3,100,000
Other liabilities			94,889			94,889
Total liabilities			3,194,889			3,194,889
Shareholder's deficit			(57,908)			(57,908)
Total liabilities and shareholder's deficit			3,136,981			3,136,981
Income Statement [Abstract]
Merger related costs						19,713
Operating loss						(19,713)
Unrealized loss on derivative instrument						(65,294)
Interest Expense, net						(10,743)
Loss from continuing operations before income tax						(95,750)
Benefit from income taxes						37,842
Net loss						$ (57,908)